Derivative instruments and hedging activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Fair value	$ (891)	$ 326
Notional amount	105,851	106,004
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	383	866
Notional amount of derivative asset	31,184	54,586
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	823	23
Notional amount of derivative asset	21,592	2,700
Accrued expenses and other current liabilities [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(2,097)	(432)
Notional amount of derivative liability	$ 53,075	35,036
Accrued expenses and other current liabilities [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability		(131)
Notional amount of derivative liability		$ 13,682